Guarantees, commitments and risks (Tables)	12 Months Ended
Dec. 31, 2023
Guarantees, commitments and risks
Schedule of guarantees
(€ million)	December 31, 2023	December 31, 2022
Consolidated subsidiaries	7,772	7,082
Unconsolidated subsidiaries	196	202
Joint ventures and associates	9,294	9,802
Others	398	477
	17,660	17,563

Schedule of commitments and risks
(€ million)	December 31, 2023	December 31, 2022
Commitments	79,513	77,481
Risks	1,140	1,228
	80,653	78,709

Schedule of expected payments for finance debts and lease liabilities

	Maturity year
(€ million)	2024	2025	2026	2027	2028	2029 and thereafter	Total
December 31, 2023
Non-current financial liabilities (including the current portion)	3,340	2,689	3,219	2,611	5,520	7,780	25,159
Current financial liabilities	4,092						4,092
Lease liabilities	1,120	691	476	399	364	2,270	5,320
Fair value of derivative instruments	2,414	21	40	5	37	50	2,567
	10,966	3,401	3,735	3,015	5,921	10,100	37,138
Interest on finance debt	738	676	572	496	389	804	3,675
Interest on lease liabilities	269	221	188	167	148	668	1,661
	1,007	897	760	663	537	1,472	5,336
Financial guarantees	1,114						1,114

	Maturity year
(€ million)	2023	2024	2025	2026	2027	2028 and thereafter	Total
December 31, 2022
Non-current financial liabilities (including the current portion)	2,883	2,339	2,640	3,298	1,927	9,246	22,333
Current financial liabilities	4,446						4,446
Lease liabilities	851	584	445	365	347	2,312	4,904
Fair value of derivative instruments	9,042	1	51	54		180	9,328
	17,222	2,924	3,136	3,717	2,274	11,738	41,011
Interest on finance debt	590	494	459	365	284	716	2,908
Interest on lease liabilities	235	209	184	165	147	685	1,625
	825	703	643	530	431	1,401	4,533
Financial guarantees	1,668						1,668

Schedule of trade and other payables by maturity
	Maturity year
(€ million)	2024	2025 - 2028	2029 and thereafter	Total
December 31, 2023
Trade payables	14,231			14,231
Other payables and advances	6,423	50	104	6,577
	20,654	50	104	20,808

	Maturity year
(€ million)	2023	2024 - 2027	2028 and thereafter	Total
December 31, 2022
Trade payables	19,527			19,527
Other payables and advances	6,182	77	110	6,369
	25,709	77	110	25,896

Schedule of principal contractual obligations
	Maturity year
(€ million)	2024	2025	2026	2027	2028	2029 and thereafter	Total
Decommissioning liabilities (a)	679	497	468	482	968	10,912	14,006
Environmental liabilities	646	495	399	368	305	1,406	3,619
Purchase obligations (b)	21,032	18,024	17,887	14,800	12,519	66,415	150,677
- Gas
. take-or-pay contracts	17,904	17,286	17,358	14,463	12,330	65,919	145,260
. ship-or-pay contracts	750	540	475	327	186	469	2,747
- Other purchase obligations	2,378	198	54	10	3	27	2,670
Other obligations	4	14	2				20
- Memorandum of intent - Val d’Agri	4	14	2				20
Total (c)	22,361	19,030	18,756	15,650	13,792	78,733	168,322

(a)	Represents the estimated future costs for the decommissioning of oil and natural gas production facilities at the end of the producing lives of fields, well-plugging, abandonment and site restoration.
(b)	Represents any agreement to purchase goods or services that is enforceable and legally binding and that specifies all significant terms. The take-or-pay contracts wit Gazprom are disclosed in "Other commitments and risks" section.

(c)	Expected payments under contractual obligations comprises obligations of the subsidiaries held for sale for €552 million.

Schedule of committed projects
	Maturity year
(€ million)	2024	2025	2026	2027	2028 and thereafter	Total
Committed projects	7,655	7,023	3,562	2,075	7,048	27,363

Schedule of carrying amount of financial instruments and relevant economic and equity effect
	2023			2022
	Carrying amount	Income (expense) recognized in		Carrying amount	Income (expense) recognized in
(€ million)		Profit and loss account	OCI		Profit and loss account	OCI
Financial instruments at fair value with effects recognized in profit and loss account
Financial assets at fair value through profit or loss (a)	6,782	284		8,251	(55)
Non-hedging and trading derivatives (b)	837	417		2,006	(1,723)
Other investments valued at fair value (c)	1,256	255	45	1,202	351	56
Receivables and payables and other assets/liabilities valued at amortized cost
Trade receivables and other (d)	17,054	(285)		21,396	31
Financing receivables (e)	3,163	141		3,415	(16)
Securities (a)	61	1		56
Trade payables and other (a)	20,808	69		25,897	53
Financing payables (f)	28,729	(734)		26,917	(692)
Net assets (liabilities) for hedging derivatives (g)	(35)	(442)	541	(129)	(4,677)	794

(a)	Income or expense were recognized in the profit and loss account within "Finance income (expense)".
(b)	In the profit and loss account, economic effects were recognized as income within "Other operating income (loss)" for €478 million (loss for €1,736 million in 2022) and as loss within "Finance income (expense)" for €61 million (income for €13 million in 2022).

(c)	Income or expense were recognized in the profit and loss account within "Income (expense) from investments - Dividends".
(d)	Income or expense were recognized in the profit and loss account as net impairments within "Net (impairments) reversals of trade and other receivables" for €249 million (net reversals for €47 million in 2022) and as expense within "Finance income (expense)" for €36 million (expense for €16 million in 2022), including interest income calculated on the basis of the effective interest rate of €15 million (same amount in 2022).

(e)	In the profit and loss account, income or expense were recognized as income within "Finance income (expense)", including interest income calculated on the basis of the effective interest rate of €144 million (interest income for €86 million in 2022) and net impairments for €6 million (net impairments for €111 million in 2022).

(f)	In the profit and loss account, income or expense were recognized within "Finance income (expense)", including interest expense calculated on the basis of the effective interest rate of €743 million (interest expense for €568 million in 2022).

(g)	In the profit and loss account, income or expense were recognized within "Sales from operations" and "Purchase, services and other".

Schedule of disclosures about offsetting of financial instruments
(€ million)	Gross amount of financial assets and liabilities	Gross amount of financial assets and liabilities subject to offsetting	Net amount of financial assets and liabilities
December 31, 2023
Financial assets
Trade and other receivables	19,936	3,385	16,551
Other current assets	8,525	2,888	5,637
Other non-current assets	3,400	7	3,393
Financial liabilities
Trade and other liabilities	24,039	3,385	20,654
Other current liabilities	8,467	2,888	5,579
Other non-current liabilities	4,103	7	4,096
December 31, 2022
Financial assets
Trade and other receivables	23,546	2,706	20,840
Other current assets	18,684	5,863	12,821
Other non-current assets	2,236		2,236
Financial liabilities
Trade and other liabilities	28,415	2,706	25,709
Other current liabilities	18,336	5,863	12,473
Other non-current liabilities	3,234		3,234

Interest rate risk and currency risk
Guarantees, commitments and risks
Schedule of market risk

(Value at risk - parametric method variance/covariance; holding period: 20 days; confidence level: 99%)

	2023				2022
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Interest rate (a)	7.26	0.90	2.30	1.32	9.05	2.61	5.19	3.22
Exchange rate (a)	0.62	0.04	0.21	0.33	0.95	0.09	0.29	0.34

a)	Value at risk deriving from interest and exchange rates exposures include the following finance departments: Eni Corporate Finance Department, Eni Finance International SA (incorporated in Eni SpA as of December 2023) and Banque Eni SA.

Commodity price risk
Guarantees, commitments and risks
Schedule of market risk
	2023				2022
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Commercial exposures - Management Portfolio (a)	257.89	6.38	55.35	6.71	800.39	30.65	261.41	30.65
Trading (b)	1.53	0.05	0.43	0.21	1.63	0.01	0.36	0.04

(a)	Refers to Global Gas & LNG Portfolio business area, Power Generation & Marketing, EE-REVT, Plenitude, Eni Trading & Biofuels, Eni Global Energy Markets (commercial portfolio). VaR is calculated on the so-called Statutory view, with a time horizon that coincides with the year considering all the volumes delivered in the year and the relevant financial hedging derivatives. Consequently, during the year the VaR pertaining to GGP, Power G&M, EE-REVT and Plenitude during the year presents a decreasing trend following the progressive reaching of the maturity of the positions within the annual horizon.
(b)	Cross-commodity proprietary trading, through financial instruments, refers to Eni Trading & Biofuels SpA and Eni Global Energy Markets SpA (London-Bruxelles-Singapore) and Eni Trading & Shipping Inc (Houston).

Strategic liquidity risk
Guarantees, commitments and risks
Schedule of market risk
	2023				2022
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Strategic liquidity - € Portfolio (a)	0.22	0.13	0.18	0.19	0.30	0.16	0.23	0.16

(a)	Management of strategic liquidity portfolio starting from July 2013.

(Sensitivity - Dollar value of 1 basis point - DVBP)
	2023				2022
($ million)	High	Low	Average	At year end	High	Low	Average	At year end
Strategic liquidity - US dollar Portfolio (b)	0.12	0.04	0.08	0.11	0.13	0.04	0.08	0.04

(a)	Management of strategic liquidity portfolio in US dollar currency starting from August 2017.